Recurring Fair Value Measurements - Summary of Key Inputs in Monte Carlo Simulation Model (Detail) - $ / shares		3 Months Ended	5 Months Ended
	Nov. 27, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	8,000		8,000
Dividend yield	0.00%		0.00%
Monte Carlo Simulation Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.44%	0.98%	0.43%
Expected term (years)	5 years	5 years 3 months	5 years
Expected volatility	40.00%	26.50%	40.00%
Exercise price	$ 11.50	$ 11.50	$ 11.50
Probability of completing a Business Combination			8,000
Dividend yield		0.00%	0.00%
Expected stock price at De-SPAC	$ 10.00	$ 10.00	$ 10.00